Basis of presentation and summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Basis of presentation

Basis of presentation

Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG is a holding company for Mizuho Bank, Ltd. (“MHBK”), Mizuho Trust & Banking Co., Ltd. (“MHTB”), Mizuho Securities Co., Ltd. (“MHSC”), Asset Management One Co., Ltd. (“Asset Management One”), and other subsidiaries. MHFG, through its subsidiaries (“the MHFG Group”, or “the Group”), provides domestic and international financial services in Japan and other countries. The MHFG Group has introduced an in-house company system based on its diverse customer segments as of April 2016. See Note 32 “Business segment information” for further discussion of the Group’s segment information.

MHFG and its domestic subsidiaries as well as its foreign subsidiaries maintain their accounting records in accordance with the accounting standards of Japan and those standards of the countries in which they are domiciled. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform them to the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.

The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s fiscal year ends on March 31 and the fiscal year of certain subsidiaries ends on December 31. When determining whether to consolidate investee entities, the MHFG Group performed an analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of the VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees—net.

The amounts of asset management business fee income and expenses for the fiscal year ended March 31, 2017 have been reclassified from Other noninterest income and Other noninterest expenses to Fee and commission income and Fee and commission expenses, respectively, in order to conform to the current period’s presentation. Such reclassifications had no effect on net income or shareholders’ equity. In addition, certain other comparative amounts for the prior period have been reclassified in order to conform to the current period’s presentation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for loan losses, allowance for losses on off-balance-sheet instruments, deferred tax assets, derivative financial instruments, investments and pension and other employee benefits. Actual results could differ from estimates and assumptions made.

Deconsolidation of TCSB

Deconsolidation of TCSB

In March 2018, Trust & Custody Services Bank, Ltd. (“TCSB”), MHFG’s former subsidiary, and Japan Trustee Services Bank, Ltd. (“JTSB”) entered into a management integration agreement. Based on the agreement, TCSB and JTSB incorporated a holding company, JTC Holdings, Ltd. (“JTC Holdings”) through joint share transfer on October 1, 2018, and became wholly-owned subsidiaries of JTC Holdings on that date. Starting October 1, 2018, MHFG has no longer consolidated TCSB, which had approximately ¥14 trillion and ¥9 trillion, respectively, in total assets as of March 31, 2018 and September 30, 2018. However, MHFG has maintained 27.0% of the voting equity interests in JTC Holdings and accounted for this investment using the equity method of accounting. There was no material effect from TCSB deconsolidation on the accompanying consolidated statement of income for the year ended March 31, 2019.

Definition of cash and cash equivalents

Definition of cash and cash equivalents

For purposes of the consolidated statements of cash flows, Cash and cash equivalents consists of Cash and due from banks and Interest-bearing deposits in other banks. Cash deposited with central banks that must be maintained to meet minimum regulatory requirements is classified as restricted cash and included in Cash and cash equivalents. See Note 9 “Pledged assets and collateral” for more information on restricted cash.

The MHFG Group adopted ASU No.2016-18, “Statement of Cash Flows (Topic230)—Restricted Cash” (“ASU No.2016-18”) using the retrospective approach. In accordance with the adoption, the MHFG Group changed the definition of cash and cash equivalents as mentioned above. As a result of the adoption of the ASU No.2016-18, the MHFG Group recorded decreases of ¥4,181 million and ¥3,415 million in Net cash provided by (used in) operating activities for the fiscal years ended March 31, 2017 and 2018, respectively, and increases of ¥10,689,241 million and ¥762,722 million in Net cash provided by (used in) investing activities for the fiscal years ended March 31, 2017 and 2018, respectively.

Translation of foreign currency financial statements and foreign currency transactions

Translation of foreign currency financial statements and foreign currency transactions

Financial statements of overseas entities are prepared using the functional currency of each entity and translated into Japanese yen for consolidation purposes. Assets and liabilities are translated using the fiscal-year-end exchange rate of each functional currency, and income and expenses are translated using the average rate of each functional currency for the period.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MHFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income, net of tax (“AOCI”). The tax effects of gains and losses related to the foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Assets and liabilities of domestic and overseas entities denominated in foreign currencies are remeasured into the functional currency of the respective entity at the fiscal year-end foreign exchange rates, and gains and losses resulting from such remeasurement are included in Foreign exchange gains (losses)—net. Foreign currency denominated income and expenses are remeasured using the average exchange rates for the period.

Call loans and call money

Call loans and call money

Call loans and call money represent lending/borrowing, primarily through the Japanese short-term money market, to/from other financial institutions such as banks, insurance companies, and securities brokerage houses.

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Repurchase and resale agreements, securities lending and borrowing and other secured financing transactions

Securities sold under agreements to repurchase (“repurchase agreements”), securities purchased under agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions when control over the underlying securities is not deemed to be surrendered by the transferor. Otherwise, they are recorded as sales of securities with related forward repurchase commitments or purchases of securities with related forward resale commitments in accordance with ASC 860, “Transfers and Servicing” (“ASC 860”).

Under resale agreements, securities borrowing and certain derivatives transactions, the MHFG Group receives collateral in the form of securities. In many cases, the MHFG Group is permitted to sell or repledge the securities obtained as collateral. Disclosures in respect of such collateral are presented in Note 9 “Pledged assets and collateral”. With respect to repurchase agreements, securities lending, and certain derivative transactions, counterparties may have the right to sell or repledge securities that the MHFG Group has pledged as collateral. The MHFG Group separately discloses these pledged securities in the consolidated balance sheets.

The MHFG Group monitors credit exposure arising from resale agreements, repurchase agreements, securities borrowing and securities lending transactions on a regular basis, and additional collateral is obtained from or returned to counterparties, as appropriate.

Trading securities and trading securities sold, not yet purchased

Trading securities and trading securities sold, not yet purchased

Trading securities consist of securities and money market instruments that are bought and held principally for the purpose of reselling in the near term with the objective of generating profits on short-term fluctuations in price. Trading securities sold, not yet purchased, are securities and money market instruments sold to third parties that the MHFG Group does not own and is obligated to purchase at a later date to cover the short position. Trading securities and trading securities sold, not yet purchased, are recorded on the trade date. Trading securities and trading securities sold, not yet purchased, are recorded at fair value in the consolidated balance sheets in Trading account assets and Trading account liabilities with realized and unrealized gains and losses recorded on a trade date basis in Trading account gains (losses)—net in the consolidated statements of income. Interest and dividends on trading securities, including securities sold, not yet purchased, are recorded in Interest and dividend income or Interest expense on an accrual basis.

Investments

Investments

Debt securities that the MHFG Group has both the positive intent and ability to hold to maturity are classified as Held-to-maturity securities and carried at amortized cost. Debt securities that the MHFG Group may not hold to maturity, other than those classified as trading securities, are classified as Available-for-sale securities, and are carried at fair value, with unrealized gains and losses reported in AOCI. Equity securities that do not meet the classification of trading securities are measured at fair value with unrealized gains and losses reported in Investment gains (losses)—net Equity securities.

The credit component of an other-than-temporary impairment of a debt security is reported in Investment gains (losses)—net, and the noncredit component is reported in Other comprehensive income (loss). See Note 4 “Investments” for further discussion of impairment. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in Interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over their remaining maturities under the interest method. Gains and losses on disposition of investments are computed using the first-in first-out method for debt securities and the average method for equity securities, and are recorded on the trade date.

Other investments include marketable and non-marketable equity securities accounted for using the equity method and marketable and non-marketable investments held by consolidated investment companies carried at fair value under specialized industry accounting principles for investment companies.

Derivative financial instruments

Derivative financial instruments

Derivative financial instruments are bought and held principally for the purpose of market making for customers, proprietary trading in order to generate trading revenues and fee income, and also to manage the MHFG Group’s exposure to interest rate, credit and market risks related to asset and liability management. Such derivative financial instruments include interest rate, foreign currency, equity, commodity and credit default swap agreements, options, caps and floors, and financial futures and forward contracts.

Derivatives bought and held for trading purposes are recorded in the consolidated balance sheets at fair value in Trading account assets and Trading account liabilities. The fair values of derivatives in a gain position and a loss position are reported as Trading account assets and Trading account liabilities, respectively.

Derivatives used for asset and liability management include contracts that qualify for hedge accounting under ASC 815, “Derivatives and Hedging” (“ASC 815”). To be eligible for hedge accounting, derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the particular risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Trading account assets or Trading account liabilities. Derivatives that do not qualify for hedge accounting under ASC 815 are treated as trading positions and are accounted for as such. The fair value amounts recognized for all derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under the master netting agreement with the same counterparty.

The fair values of derivative financial instruments are determined based on quoted market prices or broker-dealer quotes, if available. If not available, the fair values are estimated using quoted market prices for similar instruments, option or binomial pricing models or a present value cash flow analysis, utilizing current observable market information, where available. In determining the fair values, the Group considers various factors such as exchange or over-the-counter market quotes, time value of money and volatility factors for options and warrants, observed prices for similar or synthetic instruments, and counterparty credit quality including potential exposure.

Changes in the fair values of all derivatives are recorded in earnings, except for derivatives qualifying as net investment hedges under ASC 815 which are recorded in AOCI. The changes in the fair values of all derivatives relating to foreign currency exchange rates are included in Foreign exchange gains (losses)—net and Trading account gains (losses)—net. Other elements of the changes in the fair values, including interest rate, equity and credit related components, except these of certain credit derivatives hedging the credit risk in the corporate loan portfolio, are recognized in Trading account gains (losses)—net. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure related to its corporate loan portfolio is recorded in Other noninterest income (expenses).

Certain financial and hybrid instruments often contain embedded derivative instruments that possess implicit or explicit contract terms similar to those of a derivative instrument. Such derivative instruments are required to be fair-valued separately from the host contracts if they meet the bifurcation criteria of an embedded derivative. Such criteria include that the entire instrument is not marked to market through earnings, the economic characteristics and risks of the embedded contract terms are not clearly and closely related to those of the host contract and the embedded contract terms would meet the definition of a derivative on a stand-alone basis.

Loans

Loans

Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.

Loans are considered impaired when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is impaired include delinquency status and the ability of the debtor to make payments of the principal and interest when due. Impaired loans include loans past due for 90 days or more and restructured loans that meet the definition of a troubled debt restructuring (“TDR”) in accordance with ASC 310, “Receivables” (“ASC 310”).

All of the MHFG Group’s impaired loans are designated as nonaccrual loans and thus interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectibility of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Impaired loans are restored to non-impaired loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to loans restructured in a TDR, in general, such loans are restored to non-impaired loans, and accrual status, when the borrower qualifies for an obligor rating of D or above. See Note 5 “Loans” for the definitions of obligor ratings.

Loans that have been identified for sale are classified as loans held for sale within Other assets and are accounted for at the lower of cost or fair value on an individual loan basis. If management decides to retain certain loans held for sale for the foreseeable future or until maturity or payoff, such items are transferred to Loans at the lower of cost or fair value.

Allowance and provision (credit) for loan losses

Allowance and provision (credit) for loan losses

The MHFG Group maintains an appropriate allowance for loan losses to absorb probable losses inherent in the loan portfolio and makes adjustments to such allowance through Provision (credit) for loan losses in the consolidated statements of income. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for loan losses. In general, the MHFG Group charges off loans when the Group determines that the obligor should be classified as substantially bankrupt or bankrupt. See Note 5 “Loans” for the definitions of obligor categories. Obligors in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for obligors in the corporate and other portfolio segments, the Group separately monitors the credit quality of each obligor without using time-based triggers. Subsequent recoveries of previously charged-off loan balances are recorded as an increase to the allowance for loan losses as the recoveries are received.

For the corporate portfolio segment, the credit quality review process and the credit rating process serve as the basis for determining the allowance for loan losses. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. For the retail portfolio segment, the different categories of past due status of loans are primarily utilized in the credit quality review and the credit rating processes as the basis for determining the allowance for loan losses. MHFG Group’s accounting policies and the methodology used to estimate the allowance for loan losses for the other portfolio segment are equivalent to the policies and methodology used for the corporate portfolio segment.

The allowance for loan losses is determined in accordance with ASC 310 and ASC 450, “Contingencies” (“ASC 450”). The MHFG Group measures the impairment of a loan when it is probable that the Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, based on (1) the present value of expected future cash flows, after considering the restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, or (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the Group obtains for loans consists primarily of real estate. In obtaining the collateral, the Group evaluates the fair value of the collateral and its legal enforceability. The Group also performs subsequent re-evaluations at least once a year. As it pertains to real estate collateral, valuation is generally performed by an appraising subsidiary which is independent from the Group’s loan origination departments by using generally accepted valuation techniques such as (1) the replacement cost approach, or (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally engages third-party appraisers to perform the valuation.

The formula allowance is applied to groups of loans that are collectively evaluated for impairment. The evaluation of the inherent loss in respect of these loans involves a high degree of uncertainty, subjectivity and judgment because probable loan losses are not easily identifiable or measurable. In determining the formula allowance, the MHFG Group therefore relies on a statistical analysis that incorporates loss rates based on its own historical loss experience and third-party data such as the number of corporate default cases which is updated once a year. In determining the allowance amount, the Group analyzes (1) the probability of default: (a) by using the most recently available data from April 2008 for the corporate portfolio segment, and the most recently available data for the past six years for the retail portfolio segment, in the case of normal obligors; and (b) by using the most recently available data from April 2002 for the corporate and retail portfolio segments, in the case of watch obligors; and (2) the loss given default by using the most recently available data for the past six years for the corporate and retail portfolio segments. As it pertains to TDR loans in the retail portfolio segment, which are subject to collective evaluation for impairment, the restructuring itself, as well as subsequent payment defaults, if any, are considered in determining obligor categories.

The historical loss rate is adjusted, where appropriate, to reflect current factors, such as general economic and business conditions affecting the key lending areas of the MHFG Group, credit quality trends, specific industry conditions by portfolio segments, and recent loss experience in particular segments of the portfolio. When determining the length of the period to calculate the probability of default, the Group considers the uncertainty in the economic and business conditions. The estimation of the formula allowance is back-tested on a periodic basis by comparing the allowance with the actual results subsequent to the balance sheet date.

Allowance and provision (credit) for losses on off-balance-sheet instruments

Allowance and provision (credit) for losses on off-balance-sheet instruments

The MHFG Group maintains an allowance for losses on off-balance-sheet credit instruments, such as guarantees and standby letters of credit in the same manner as the allowance for loan losses. The Group similarly assesses probable loss amounts for commitments to invest in securities and commitments to extend credit, taking into account the probability of drawdowns. The allowance is recorded in Other liabilities. Net changes in the allowance for losses on off-balance-sheet instruments are accounted for in Provision (credit) for losses on off-balance-sheet instruments in the consolidated statements of income.

Premises and equipment

Premises and equipment

Premises and equipment are stated at historical cost, and depreciation and amortization are recorded over the estimated useful lives of the assets, except for leasehold improvements, which are amortized over the shorter of the estimated useful lives of the assets or the lease term. Depreciation and amortization are principally computed in accordance with the straight-line method with respect to buildings and leasehold improvements and in accordance with the declining-balance method with respect to other premises and equipment.

The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 50

Regular repairs and maintenance costs that do not extend the estimated useful life of an asset are charged to expense as incurred. Upon sale or disposition of premises and equipment, the cost and related accumulated depreciation or amortization are removed from the accounts, and any gains or losses on disposal are included in Gains on disposal of premises and equipment or Occupancy expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The MHFG Group’s long-lived assets that are held for use are reviewed periodically for events or changes in circumstances that indicate possible impairment. The Group’s impairment review is based on an undiscounted cash flow analysis of a group of assets, combined with associated liabilities, at the lowest level for which identifiable cash flows exist. Impairment occurs when the carrying value of the asset group exceeds the future undiscounted cash flows that the asset group is expected to generate. When impairment is identified, the future cash flows are then discounted to determine the estimated fair value of the asset group and an impairment charge is recorded for the difference between the carrying value and the estimated fair value of the asset group. The long-lived assets to be disposed of by sale are carried at the lower of the carrying amount or fair value, less estimated cost to sell.

Software

Software

Internal and external costs incurred in connection with developing and obtaining software for internal use during the application development stage are capitalized. Such costs include salaries and benefits for employees directly involved with and who devote time to the project, to the extent such time is incurred directly on the internal use software project. The capitalization of software ceases when the software project has been substantially completed. The capitalized software is amortized on a straight-line basis over the estimated useful life, generally 5 to 10 years. Internal use software is reviewed for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Goodwill

Goodwill

Goodwill represents the excess of the total fair value of the acquired company, which consists of the consideration transferred, the fair value of any interest in the acquiree already held by the acquirer and the fair value of any noncontrolling interest in the acquiree over the fair value of net identifiable assets acquired at the date of acquisition in a business combination. The MHFG Group accounts for goodwill in accordance with ASC 350, “Intangibles—Goodwill and Other” (“ASC 350”). Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not amortized but is tested for impairment at least annually or more often if events or circumstances indicate there may be impairment. For both the annual and interim tests, the Group has the option to either (a) perform a quantitative impairment test or (b) first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, in which case the Group would perform the quantitative test. An impairment loss is recorded to the extent the carrying amount of goodwill exceeds its estimated fair value. The estimated fair value of the reporting units is derived based on valuation techniques that the Group believes market participants would use for each of the reporting units. The Group generally determines the estimated fair value by utilizing a discounted cash flow methodology or methodologies that incorporate price-to-book multiples of certain comparable companies.

Intangible assets

Intangible assets

Intangible assets having definite useful lives are amortized over their estimated useful lives on either a straight-line basis or the method that reflects the pattern in which the economic benefits of the intangible assets are consumed. Intangible assets acquired in connection with the merger of MHSC and Shinko Securities Co., Ltd. (“Shinko”) and the integration among asset management companies consist primarily of customer relationship intangibles, and are amortized over weighted-average amortization periods of 16 years and 16.9 years, respectively. See Note 3 “Business Combination” for further details of the integration among asset management companies. Intangible assets having indefinite useful lives are not amortized and are subject to impairment tests. An impairment loss is recorded to the extent that the carrying amount of the indefinite-lived intangible asset exceeds its estimated fair value. For intangible assets subject to amortization, an impairment loss is recorded if the carrying amount is not recoverable and exceeds its estimated fair value.

Pension and other employee benefits

Pension and other employee benefits

MHFG and certain subsidiaries sponsor severance indemnities and pension plans, which provide defined benefits to retired employees. Periodic expense and accrued liabilities are computed based on the actuarial present value of benefits, net of investment returns expected from plan assets and their fair values at the balance sheet date. Net periodic expense is charged to Salaries and employee benefits. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if they exceed the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation.

Stock-based compensation

Stock-based compensation

MHFG, MHBK, MHTB and MHSC have a position-based stock compensation program for Directors (“Stock Compensation I”) and a performance-based stock compensation program for Directors (“Stock Compensation II”). For both programs, the stock-based compensation cost is determined based on the fair value of MHFG’s common stock as of grant date. For Stock Compensation I and II, the liability related to the cash-based compensation cost is remeasured at each reporting date based on the fair value of MHFG’s common stock. For Stock Compensation II, the stock-based compensation costs are recognized evenly over the graded-vesting period, which is three years. For Stock Compensation I, as the program is effectively vested on the grant date, the stock-based compensation cost is recognized on the grant date.

See Note 22 “Stock-based compensation” for further details of the stock options and the stock compensation programs.

Long-term debt	Long-term debt Premiums, discounts and issuance costs of long-term debt are amortized based on a method that approximates the interest method over the respective terms of the long-term debt.
Obligations under guarantees

Obligations under guarantees

The MHFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, and liquidity facilities. The MHFG Group recognizes guarantee fee income over the guarantee period. The MHFG Group receives such a guarantee fee at the inception of the guarantee or in installments and, in either case, the present value of the total fees approximates the fair value of the guarantee.

Fair Value Measurements

Fair Value Measurements

The MHFG Group carries certain of its financial assets and liabilities at fair value on a recurring basis. These financial assets and liabilities are primarily composed of trading account assets, trading account liabilities and available-for-sale securities. In addition, the Group measures certain financial assets and liabilities, at fair value on a non-recurring basis. Those assets and liabilities primarily include items that are measured at the lower of cost or fair value such as loans held for sale, and items that were initially measured at cost and have been written down to fair value due to impairments, such as loans and equity securities without readily determinable fair values.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, “Fair Value Measurement” (“ASC 820”), the Group classifies its financial assets and liabilities into the fair value hierarchy (Level 1, 2, and 3). See Note 28 “Fair value” for the detailed definition of each level.

When determining fair value, the MHFG Group considers the principal or most advantageous market in which the Group would transact and considers assumptions that market participants would use when pricing the asset or liability. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. See Note 28 “Fair value” for descriptions of valuation methodologies used for its assets and liabilities by product.

Fee and commission income

Fee and commission income

The MHFG Group recognizes revenue from contracts with customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring control of a promised service. The timing of revenue recognition is dependent on whether the Group satisfies a performance obligation by transferring control of the service to a customer over time or at a point in time. See Note 26 “Noninterest income” for further details of major components of Fee and commission income. Fee and commission income is presented exclusive of consumption taxes.

Income taxes

Income taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes” (“ASC 740”). Deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recorded for any portion of the deferred tax assets unless it is more likely than not that the deferred tax assets will be realized. Deferred income tax benefit or expense is recognized for the changes in the net deferred tax asset or liability between periods.

Earnings per common share

Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect all dilutive potential common shares such as stock options and convertible preferred stock. See Note 19 “Earnings per common share” for the computation of basic and diluted earnings per common share.